CONTINGENT LIABILITIES AND COMMITMENTS (Details) (Narrative) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2019	Jan. 02, 2019	May 31, 2019	Sep. 28, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Sep. 15, 2014
Statement Line Items [Line Items]
Revenues					$ 20,746	$ 1,031	$ 21,207	$ 1,551	$ 3,401
Other income from settlement agreement									7,537
Profit (loss) from discontinued operation							50		4,608
Accumulated funding							34,255
Recognized revenues							17,500
BARDA [Member]
Statement Line Items [Line Items]
Additional funding amount			$ 21,000
NexoBrid [Member]
Statement Line Items [Line Items]
Funding amount			77,000	$ 12,000
Procurement amount			16,475
Additional funding amount			10,000	$ 31,000
Additional procurement amount			$ 50,000
Teva [Member]
Statement Line Items [Line Items]
Cash consideration					$ 4,000		4,000
Other income from settlement agreement									7,537
Profit (loss) from discontinued operation									$ 4,608
Claim amount filed by shareholders of Polyheal										$ 1,475
Collaboration amount							$ 10,200
NexoBrid [Member]
Statement Line Items [Line Items]
Revenues		$ 10,200
Vericel [Member]
Statement Line Items [Line Items]
Upfront payment	$ 17,500
Contingent payment	7,500
Maximum contingent payment	$ 125,000